Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
Revenue attributable to the Company's domicile and other geographic areas based on the location of the customers was as follows:

	Year Ended December 31,
	2022	2023	2024

United States	$90,868	$103,527	$120,524
Europe	38,364	41,779	46,431
Asia Pacific	30,287	33,951	38,759
United Kingdom	19,026	21,705	22,703
Israel	3,129	3,551	4,221
Other	11,560	13,506	17,275
Total	$193,234	$218,019	$249,913

Schedule of Property and Equipment by Geographic Areas	Long-lived assets (including ROU assets) by geographical areas were as follows:

	December 31,
	2023	2024

Israel	$61,517	$55,201
Other	3,120	5,113
Total	$64,637	$60,314